Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Successor [Member]
Accrued Liabilities - Schedule of Accrued Liabilities (Details) [Line Items]
Employee-related liabilities	$ 244,302
Accrued franchise taxes	78,448
Accrued legal expenses	593,825
Accrued interest
Penalty for late S-1 filing and effectiveness	55,000
Accrued consulting and professional services	941,600
Other accrued expenses
Total accrued liabilities	$ 1,913,175
Predecessor [Member]
Accrued Liabilities - Schedule of Accrued Liabilities (Details) [Line Items]
Employee-related liabilities		$ 68,697
Accrued franchise taxes
Accrued legal expenses		46,466
Accrued interest		27,637
Penalty for late S-1 filing and effectiveness
Accrued consulting and professional services
Other accrued expenses		1,833
Total accrued liabilities		$ 144,633